Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2016
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Parent Company Information

Years Ended December 31, 2016, 2015 and 2014

(All currency expressed in United States dollars in thousands)

	2016	2015 (1)	2014 (1)
Operating expenses:
General and administrative expense	$2,657	$2,966	$3,755
Long-term incentive compensation expense	363	432	425
Total operating expenses	3,020	3,398	4,180
Loss from operations	(3,020)	(3,398)	(4,180)
Other income:
Equity in net (loss) income of subsidiaries	(52,910)	117,382	200,425
Interest income	4	—	2
Net other (loss) income	(52,906)	117,382	200,427
(Loss) income before income tax	(55,926)	113,984	196,247
Income tax benefit	3	—	—
Net (loss) income	(55,923)	113,984	196,247
Less: Net loss (income) attributable to the noncontrolling interests	5,261	(5,576)	(5,692)
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$(50,662)	$108,408	$190,555
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$(0.89)	$1.90	$3.36
Diluted	$(0.89)	$1.90	$3.34
Weighted average shares outstanding (in thousands):
Basic	56,608	56,953	56,719
Diluted	56,608	57,093	57,079
Other comprehensive income:
Foreign currency translation adjustments	(233)	(240)	(112)
Comprehensive (loss) income	(56,156)	113,744	196,135
Comprehensive loss (income) attributable to the noncontrolling interest	5,261	(5,576)	(5,692)
Comprehensive (loss) income attributable to Textainer Group Holdings Limited common shareholders	$(50,895)	$108,168	$190,443

(1)

Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 'Immaterial Correction of Errors in Prior Periods").

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2016 and 2015

(All currency expressed in United States dollars in thousands)

	2016	2015 (1)
Assets
Current assets:
Cash and cash equivalents	$2,975	$5,209
Prepaid expenses	173	188
Due from (to) affiliates, net	189	(175)
Total current assets	3,337	5,222
Investments in subsidiaries	1,125,839	1,197,518
Total assets	$1,129,176	$1,202,740
Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$618	$1,107
Total current liabilities	618	1,107
Shareholders’ equity:
Common shares	575	572
Additional paid-in capital	391,591	385,020
Treasury shares	(9,149)	(9,149)
Accumulated other comprehensive income	(516)	(283)
Retained earnings	746,057	825,473
Total shareholders’ equity	1,128,558	1,201,633
Total liabilities and shareholders’ equity	$1,129,176	$1,202,740

(1)

Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2016, 2015 and 2014

(All currency expressed in United States dollars in thousands)

	2016	2015 (1)	2014 (1)
Cash flows from operating activities:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$(55,923)	$113,984	$196,247
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss (income) of subsidiaries	52,910	(117,382)	(200,425)
Dividends received from subsidiaries	28,000	100,000	99,500
Share-based compensation	6,573	7,743	7,499
Decrease (increase) in:
Prepaid expenses	15	16	(4)
Increase (decrease) in:
Accrued expenses	(489)	454	(71)
Total adjustments	87,009	(9,169)	(93,501)
Net cash provided by operating activities	31,086	104,815	102,746
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net	(3,969)	233	112
Net cash (used in) provided by investing activities	(3,969)	233	112
Cash flows from financing activities:
Purchase of treasury shares	—	(9,149)	—
Issuance of common shares upon exercise of share options	—	301	2,497
Dividends paid	(28,754)	(94,079)	(106,648)
Due from affiliates, net	(364)	585	2,892
Net cash used in financing activities	(29,118)	(102,342)	(101,259)
Effect of exchange rate changes	(233)	(240)	(112)
Net (decrease) increase in cash and cash equivalents	(2,234)	2,466	1,487
Cash and cash equivalents, beginning of the year	5,209	2,743	1,256
Cash and cash equivalents, end of the year	$2,975	$5,209	$2,743

(1)

Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").